Acquisitions and Divestitures Divestitures (Tables)	12 Months Ended
Dec. 31, 2019
Four Corners [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following table presents the results of operations for the Four Corners area, excluding the gain noted above:

	Year Ended December 31,
	2018	2017
	(Millions)
Income (loss) before income taxes of Four Corners area	$52	$47
Income (loss) before income taxes of Four Corners area attributable to The Williams Companies, Inc.	43	35

Williams Olefins, LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following table presents the results of operations for the Geismar Interest, excluding the gain noted above:

Year Ended December 31,
2017
(Millions)
Income (loss) before income taxes of the Geismar Interest	$26
Income (loss) before income taxes of the Geismar Interest attributable to The Williams Companies, Inc.	19